SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - Initial Public Offering [Member] - CIK 0001846136 Riverview Acquisition Corp - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Offering Costs [Abstract]
Offering costs	$ 14,262,365	$ 14,262,365
Offering cost charged to shareholder deficit	13,600,399	13,600,399
Offering cost expensed to statement of operations	661,966	661,966
Sponsor [Member]
Offering Costs [Abstract]
Offering costs	8,762,500	8,762,500
Offering cost charged to shareholder deficit	8,140,989	8,140,989
Offering cost expensed to statement of operations	$ 621,511	$ 621,511